Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Derivative financial instruments
Schedule of contractual notional amount for the derivative instruments

	2023	2022
	$'000	$'000
Derivative instruments
Foreign exchange swaps*	125,000	160,448
Embedded options within listed bonds	1,940,000	1,940,000
	2,065,000	2,100,448

Schedule of fair value of derivative instruments

	2023	2022
	$'000	$'000
Derivative instruments
Foreign exchange swaps	(68,133)	(1,393)
Interest rate caps	565	821
Embedded options within listed bonds	1,540	5,300
	(66,028)	4,728

Schedule of changes in fair value of derivative instruments

	2023	2022	2021
	$'000	$'000	$'000
Derivative instruments
Foreign exchange swaps/non‑deliverable forwards	(92,151)	(1,599)	(3,897)
Interest rate caps	163	(89)	—
Embedded options within listed bonds	(3,760)	(159,889)	604
Embedded options within revenue contracts	—	—	7,231
	(95,748)	(161,577)	3,938

Schedule of credit ratings of derivative instruments

	2023	2022
	$'000	$'000
Derivative financial instrument assets
Not rated	2,105	6,121
	2,105	6,121

Schedule of reconciliation of movements of derivative financial instruments

	2023	2022
	$'000	$'000
Foreign exchange swaps/non-deliverable forwards
Opening balance	(1,393)	(3,771)
Fair value loss (unrealized foreign exchange on open contracts)	(92,151)	(1,599)
Foreign exchange gain	25,831	780
Cash flow on settlement	(420)	3,197
	(68,133)	(1,393)